SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenue	$ 6,708,321	$ 1,249,542
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Revenue		$ 201,955
Percentage of revenue		13.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenue		$ 198,655
Percentage of revenue		13.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Revenue		$ 196,430
Percentage of revenue		12.90%